Subsequent Events	3 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

Note 12—Subsequent Events

Nasdaq Listing of Ordinary Shares

On April 20, 2026, the Company completed a mandatory exchange of all outstanding ADSs for ordinary shares resulting in the Company’s ordinary shares being listed on The Nasdaq Global Select Market.

The direct listing and the exchange of ADSs for ordinary shares are not expected to have any impact on the Company’s consolidated financial statements other than presentational changes reflecting the elimination of the ADS structure and corresponding updates to the related disclosures regarding share-based payment arrangements and convertible notes. Accordingly, no amounts recognized in the consolidated financial statements have been adjusted following the direct listing of ordinary shares.

Redemption of $575 Million of Outstanding 2.25% Convertible Notes (Due April 2028)

On May 6, 2026, the Company completed its previously announced optional redemption process in respect of all of the aggregate principal amount outstanding of its 2.25% convertible notes due 2028. Within the redemption period, all holders of the convertible notes surrendered their notes for conversion, where upon the Company delivered 3,635,813 ordinary shares, together with cash in lieu of fractional shares.

The conversion resulted in the settlement of the current liabilities of convertible notes, comprising borrowings and derivative liabilities totaling €733.1 million as of March 31, 2026. The carrying amount as of the settlement date was reclassified to equity in the second quarter of 2026. The conversion had no impact on profit or loss.

Sale of Rare Pediatric Disease Priority Review Voucher

On May 6, 2026, the Company entered into agreement to sell its Rare Pediatric Disease Priority Review Voucher (“PRV”) to an undisclosed buyer for $187.5 million. The PRV was awarded by the FDA upon approval of YUVIWEL in February 2026. The transaction is subject to customary closing conditions and is expected to close in the second quarter of 2026. The income from sale of the PRV, net of transaction costs is expected to be recognized in the second quarter of 2026.

No other events have occurred after the balance sheet date that would influence the evaluation of these unaudited condensed consolidated interim financial statements.